Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Year	Summary Comp. Table Total for CEO - Michael D. Peduzzi (1) ($)	Summary Comp. Table Total for CEO - Joseph B. Bower, Jr. (2) ($)	Comp. Actually Paid to CEO - Michael D. Peduzzi (1) ($)	Comp. Actually Paid to CEO - Joseph B. Bower, Jr. (2) ($)	Average Summary Comp. Table Total for Non-CEO NEOs (3) ($)	Average Comp. Actually Paid to Non-CEO NEOs (3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (5) ($)	Fully- Diluted Earnings Per Share ($)
							TSR	Peer Group TSR (4)
2024	1,199,951	—	1,269,814	—	716,089	711,341	89	118	54,575	2.39
2023	1,175,410	—	1,262,008	—	599,987	614,400	78	103	58,020	2.55
2022	1,110,489	2,432,571	1,117,076	1,612,982	628,263	625,017	79	100	63,188	3.26
2021	—	3,028,549	—	1,734,559	557,132	570,275	86	106	57,707	3.16
2020	—	1,608,420	—	1,107,862	470,922	402,368	67	77	32,743	1.97

(1)	Mr. Peduzzi was appointed President and Chief Executive Officer, effective December 31, 2022.
(2)	Mr. Bower retired from his position as President and Chief Executive Officer, effective December 31, 2022.
(3)
For fiscal year 2024, CNB’s
non-CEO
NEOs were Messrs. Lima, Griffith, and Dixon, and Ms.
Wilcoxson
. For fiscal year 2023 and 2022, CNB’s
non-CEO
NEOs were Messrs. Lima, Greslick, and Griffith, and Ms. Kassab. For fiscal years 2021 and 2020 CNB’s non-CEO
NEOs were Messrs. Lima, Greslick, Griffith and Joseph E. Dell, Jr.

(4)
The TSR peer group utilized is the same peer group disclosed in the section above titled “CNB Compensation Discussion and Analysis—Competitive Benchmarking” beginning on page 74. The peer group used for
2024
included the addition
of
three banks and removal of three banks that were not in the prior year’s peer group. The changes to the peer group were primarily driven by changes in peer bank asset size, with banks removed or added to create a peer group more similar in asset size to CNB. The peer group TSR calculated using the 2022 peer group is presented below:

	Value of Initial Fixed $100 Investment Based On:

Year	TSR	2022 Peer Group TSR
2024	89	114
2023	78	102
2022	79	100
2021	86	106
2020	67	77

(5)	Presented in thousands
(6)	Compensation actually paid (“CAP”) is defined by the SEC and is computed by starting with the “Total” column of the Summary Compensation Table (“SCT”) for each year and then:

•	subtracting the amount in the “Restricted Stock Awards” column of the SCT for such year,

•
adding, for all unvested equity awards granted during the reporting year and outstanding on the last day of the reporting year, the fair value as of the last day of the reporting year, utilizing the same assumptions as the Outstanding Equity Awards at 2024 Fiscal
Year-End
table below.

•
adding, for all unvested equity awards granted prior to the reporting year and outstanding on the last day of the reporting year, the change in fair value from the last day of the preceding year to the last day of the reporting year, utilizing the same assumptions as the Outstanding Equity Awards at 2024 Fiscal
Year-End
table below.

•	adding, for equity awards vesting during the reporting year, the change in fair value from the last day of the preceding year to the vesting date,

•	adding the value of any dividends or other earnings paid in the reporting year on unvested equity awards that are not otherwise included in the total compensation for the reporting year,

•	subtracting the amount in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT for such year, and

•
adding, for all defined benefit and actuarial pension plans, (i) the service cost, calculated as the actuarial present value attributable to services rendered during the reporting year, plus (ii) the prior service cost, calculated as the entire cost of benefits granted in a plan amendment during the reporting year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

The fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal
Year-End.
This may result in a difference in the share value input used for the fair value calculation at year-end
when compared to the share value used for performance-based share awards at time of award. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for CNB’s other NEOs:

CEO SCT Total to CAP Reconciliation – Michael D. Peduzzi	2024	2023	2022
SCT Total Compensation	$1,199,951	$1,175,410	$1,110,489
SCT Restricted Stock Awards	(299,977)	(199,991)	(50,001)
Fair Value of New Unvested Equity Awards	373,994	316,373	55,669
Change in Fair Value of Existing Unvested Equity Awards	(35,545)	(4,528)	(6,306)
Change in Fair Value of Vesting Equity Awards	(1,701)	(3,144)	(105)
Dividends on Unvested Equity Awards	9,116	3,823	2,488
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(182,556)	(240,157)	(278,205)
Service Cost & Prior Service Cost	206,532	214,222	283,047

CAP	$1,269,814	$1,262,008	$1,117,076

CEO SCT Total to CAP Reconciliation – Joseph B. Bower, Jr.	2022	2021	2020
SCT Total Compensation	$2,432,571	$3,028,549	$1,608,420
SCT Restricted Stock Awards	(261,010)	(272,400)	(347,079)
Fair Value of New Unvested Equity Awards	—	286,041	192,291
Change in Fair Value of Existing Unvested Equity Awards	—	76,316	(156,339)
Change in Fair Value of Vesting Equity Awards	3,631	19,005	45,515
Fair Value of New Vested Equity Awards	232,476	—	—
Fair Value as of Prior Year-end of Equity Awards Forfeited	(258,031)	—	—
Dividends on Unvested Equity Awards	10,706	6,933	4,842
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(902,701)	(1,760,834)	(467,045)
Service Cost & Prior Service Cost	355,340	350,949	227,257

CAP	$1,612,982	$1,734,559	$1,107,862

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2024	2023	2022	2021	2020
SCT Total Compensation	$716,089	$599,987	$628,263	$557,132	$470,922
SCT Restricted Stock Awards	(87,471)	(99,953)	(76,257)	(66,438)	(73,438)
Fair Value of New Unvested Equity Awards	101,851	117,016	84,907	69,940	42,335
Change in Fair Value of Existing Unvested Equity Awards	(9,326)	(4,721)	(11,407)	15,104	(31,109)
Change in Fair Value of Vesting Equity Awards	(5,300)	(7,198)	2,085	(969)	(3,771)
Dividends on Unvested Equity Awards	2,560	2,399	1,971	2,000	1,766
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(221,470)	(56,571)	(19,987)	(23,198)	(17,301)
Service Cost & Prior Service Cost	214,408	63,441	15,442	16,704	12,964

CAP	$711,341	$614,400	$625,017	$570,275	$402,368

Company Selected Measure Name	Fully- Diluted Earnings Per Share
Named Executive Officers, Footnote
(1)	Mr. Peduzzi was appointed President and Chief Executive Officer, effective December 31, 2022.
(2)	Mr. Bower retired from his position as President and Chief Executive Officer, effective December 31, 2022.
(3)
For fiscal year 2024, CNB’s
non-CEO
NEOs were Messrs. Lima, Griffith, and Dixon, and Ms.
Wilcoxson
. For fiscal year 2023 and 2022, CNB’s
non-CEO
NEOs were Messrs. Lima, Greslick, and Griffith, and Ms. Kassab. For fiscal years 2021 and 2020 CNB’s non-CEO
NEOs were Messrs. Lima, Greslick, Griffith and Joseph E. Dell, Jr.

Peer Group Issuers, Footnote	The TSR peer group utilized is the same peer group disclosed in the section above titled “CNB Compensation Discussion and Analysis—Competitive Benchmarking” beginning on page 74.
Changed Peer Group, Footnote	The peer group used for
2024
included the addition
of
three banks and removal of three banks that were not in the prior year’s peer group. The changes to the peer group were primarily driven by changes in peer bank asset size, with banks removed or added to create a peer group more similar in asset size to CNB. The peer group TSR calculated using the 2022 peer group is presented below:

	Value of Initial Fixed $100 Investment Based On:

Year	TSR	2022 Peer Group TSR
2024	89	114
2023	78	102
2022	79	100
2021	86	106
2020	67	77

Adjustment To PEO Compensation, Footnote

CEO SCT Total to CAP Reconciliation – Michael D. Peduzzi	2024	2023	2022
SCT Total Compensation	$1,199,951	$1,175,410	$1,110,489
SCT Restricted Stock Awards	(299,977)	(199,991)	(50,001)
Fair Value of New Unvested Equity Awards	373,994	316,373	55,669
Change in Fair Value of Existing Unvested Equity Awards	(35,545)	(4,528)	(6,306)
Change in Fair Value of Vesting Equity Awards	(1,701)	(3,144)	(105)
Dividends on Unvested Equity Awards	9,116	3,823	2,488
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(182,556)	(240,157)	(278,205)
Service Cost & Prior Service Cost	206,532	214,222	283,047

CAP	$1,269,814	$1,262,008	$1,117,076

CEO SCT Total to CAP Reconciliation – Joseph B. Bower, Jr.	2022	2021	2020
SCT Total Compensation	$2,432,571	$3,028,549	$1,608,420
SCT Restricted Stock Awards	(261,010)	(272,400)	(347,079)
Fair Value of New Unvested Equity Awards	—	286,041	192,291
Change in Fair Value of Existing Unvested Equity Awards	—	76,316	(156,339)
Change in Fair Value of Vesting Equity Awards	3,631	19,005	45,515
Fair Value of New Vested Equity Awards	232,476	—	—
Fair Value as of Prior Year-end of Equity Awards Forfeited	(258,031)	—	—
Dividends on Unvested Equity Awards	10,706	6,933	4,842
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(902,701)	(1,760,834)	(467,045)
Service Cost & Prior Service Cost	355,340	350,949	227,257

CAP	$1,612,982	$1,734,559	$1,107,862

Non-PEO NEO Average Total Compensation Amount	$ 716,089	$ 599,987	$ 628,263	$ 557,132	$ 470,922
Non-PEO NEO Average Compensation Actually Paid Amount	$ 711,341	614,400	625,017	570,275	402,368
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2024	2023	2022	2021	2020
SCT Total Compensation	$716,089	$599,987	$628,263	$557,132	$470,922
SCT Restricted Stock Awards	(87,471)	(99,953)	(76,257)	(66,438)	(73,438)
Fair Value of New Unvested Equity Awards	101,851	117,016	84,907	69,940	42,335
Change in Fair Value of Existing Unvested Equity Awards	(9,326)	(4,721)	(11,407)	15,104	(31,109)
Change in Fair Value of Vesting Equity Awards	(5,300)	(7,198)	2,085	(969)	(3,771)
Dividends on Unvested Equity Awards	2,560	2,399	1,971	2,000	1,766
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	(221,470)	(56,571)	(19,987)	(23,198)	(17,301)
Service Cost & Prior Service Cost	214,408	63,441	15,442	16,704	12,964

CAP	$711,341	$614,400	$625,017	$570,275	$402,368

Equity Valuation Assumption Difference, Footnote	The fair value of equity awards is computed in a manner consistent with the fair value methodology used to report Outstanding Equity Awards at Fiscal
Year-End.
This may result in a difference in the share value input used for the fair value calculation at year-end
	when compared to the share value used for performance-based share awards at time of award.
Compensation Actually Paid vs. Total Shareholder Return
Comparison of Compensation Actually Paid versus Corporation TSR
The chart below displays the CAP to CNB’s President and Chief Executive Officer and the average CAP to its other non-CEO
NEOs with our TSR for the past five years. Mr. Peduzzi was appointed President and Chief Executive Officer of CNB, effective December 31, 2022, upon Mr. Bower’s retirement. Mr. Peduzzi’s promotion was the primary driver of his higher CAP received in 2023 versus 2022 as a result of an increase in his base salary and restricted stock awards.

Compensation Actually Paid vs. Net Income
Comparison of Compensation Actually Paid versus Net Income
The chart below compares the CAP to CNB’s President and Chief Executive Officer and the average of the CAP to its other non-CEO
NEOs to net income for the past five years.

Compensation Actually Paid vs. Company Selected Measure
Comparison of Compensation Actually Paid versus Company-Selected Measure (“CSM”)
The chart below compares the CAP to CNB’s President and Chief Executive Officer’s and average of the CAP to other non-CEO
NEOs and CNB’s CSM, fully-diluted EPS for the past five years.

Total Shareholder Return Vs Peer Group	Comparison of Corporation TSR versus Peer Group TSR As shown in the chart below, CNB’s TSR is less than CNB’s peer group TSR.
Tabular List, Table
Pay Versus Performance Descriptive Disclosure
The following financial measures were determined by the CNB Board of Directors to be the most important measures used to link its NEOs’ (including the President and Chief Executive Officer) CAP to CNB’s performance during the most recently completed fiscal year.

•	Fully-diluted EPS

•	Efficiency Ratio

•	Loan Growth

•	Deposit Growth (excluding Time Deposits)

•	Return on Equity

Total Shareholder Return Amount	$ 89	78	79	86	67
Peer Group Total Shareholder Return Amount	118	103	100	106	77
Net Income (Loss)	$ 54,575,000	$ 58,020,000	$ 63,188,000	$ 57,707,000	$ 32,743,000
Company Selected Measure Amount	2.39	2.55	3.26	3.16	1.97
Additional 402(v) Disclosure
(5)	Presented in thousands
(6)	Compensation actually paid (“CAP”) is defined by the SEC and is computed by starting with the “Total” column of the Summary Compensation Table (“SCT”) for each year and then:

•	subtracting the amount in the “Restricted Stock Awards” column of the SCT for such year,

•
adding, for all unvested equity awards granted during the reporting year and outstanding on the last day of the reporting year, the fair value as of the last day of the reporting year, utilizing the same assumptions as the Outstanding Equity Awards at 2024 Fiscal
Year-End
table below.

•
adding, for all unvested equity awards granted prior to the reporting year and outstanding on the last day of the reporting year, the change in fair value from the last day of the preceding year to the last day of the reporting year, utilizing the same assumptions as the Outstanding Equity Awards at 2024 Fiscal
Year-End
table below.

•	adding, for equity awards vesting during the reporting year, the change in fair value from the last day of the preceding year to the vesting date,

•	adding the value of any dividends or other earnings paid in the reporting year on unvested equity awards that are not otherwise included in the total compensation for the reporting year,

•	subtracting the amount in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT for such year, and

•
adding, for all defined benefit and actuarial pension plans, (i) the service cost, calculated as the actuarial present value attributable to services rendered during the reporting year, plus (ii) the prior service cost, calculated as the entire cost of benefits granted in a plan amendment during the reporting year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

Measure:: 1
Pay vs Performance Disclosure
Name	Fully-diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Loan Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Deposit Growth (excluding Time Deposits)
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Equity
Michael D. Peduzzi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,199,951	$ 1,175,410	$ 1,110,489	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 1,269,814	1,262,008	1,117,076	0	0
PEO Name	Mr. Peduzzi
Joseph B. Bower, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	2,432,571	3,028,549	1,608,420
PEO Actually Paid Compensation Amount	$ 0	0	1,612,982	1,734,559	1,107,862
PEO Name	Mr. Bower
PEO | Michael D. Peduzzi [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (182,556)	(240,157)	(278,205)
PEO | Michael D. Peduzzi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	373,994	316,373	55,669
PEO | Michael D. Peduzzi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,545)	(4,528)	(6,306)
PEO | Michael D. Peduzzi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,701)	(3,144)	(105)
PEO | Michael D. Peduzzi [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,116	3,823	2,488
PEO | Michael D. Peduzzi [Member] | Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(299,977)	(199,991)	(50,001)
PEO | Michael D. Peduzzi [Member] | Service Cost & Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,532	214,222	283,047
PEO | Joseph B. Bower, Jr. [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(902,701)	(1,760,834)	(467,045)
PEO | Joseph B. Bower, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	286,041	192,291
PEO | Joseph B. Bower, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	76,316	(156,339)
PEO | Joseph B. Bower, Jr. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,631	19,005	45,515
PEO | Joseph B. Bower, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			232,476	0	0
PEO | Joseph B. Bower, Jr. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,706	6,933	4,842
PEO | Joseph B. Bower, Jr. [Member] | Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(261,010)	(272,400)	(347,079)
PEO | Joseph B. Bower, Jr. [Member] | Service Cost & Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			355,340	350,949	227,257
PEO | Joseph B. Bower, Jr. [Member] | Fair Value as of Prior Year-end of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(258,031)	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,470)	(56,571)	(19,987)	(23,198)	(17,301)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,851	117,016	84,907	69,940	42,335
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,326)	(4,721)	(11,407)	15,104	(31,109)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,300)	(7,198)	2,085	(969)	(3,771)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,560	2,399	1,971	2,000	1,766
Non-PEO NEO | Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,471)	(99,953)	(76,257)	(66,438)	(73,438)
Non-PEO NEO | Service Cost & Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 214,408	$ 63,441	$ 15,442	$ 16,704	$ 12,964